Submission	Oct. 27, 2026
Submission [Line Items]
Central Index Key	0001978024
Registrant Name	Apollo S3 Private Markets Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES